Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
June 30, 2021

Dates Covered
Collections Period	06/01/21 - 06/30/21
Interest Accrual Period	06/15/21 - 07/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/21	1,025,491,542.82	37,478
Yield Supplement Overcollateralization Amount 05/31/21	37,025,124.92	0
Receivables Balance 05/31/21	1,062,516,667.74	37,478
Principal Payments	34,931,145.87	655
Defaulted Receivables	131,869.75	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/21	35,334,529.90	0
Pool Balance at 06/30/21	992,119,122.22	36,819

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.16%
Prepayment ABS Speed	1.68%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,199,657.89	184
Past Due 61-90 days	788,605.72	31
Past Due 91-120 days	34,964.69	1
Past Due 121+ days	0.00	0
Total	6,023,228.30	216

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.08%
Delinquency Trigger Occurred	NO

Recoveries	125,039.67
Aggregate Net Losses/(Gains) - June 2021	6,830.08
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.01%
Prior Net Losses Ratio	0.01%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	11,409,369.91
Actual Overcollateralization	11,409,369.91
Weighted Average APR	4.05%
Weighted Average APR, Yield Adjusted	5.57%
Weighted Average Remaining Term	61.82

Flow of Funds	$ Amount
Collections	38,650,068.52
Investment Earnings on Cash Accounts	101.97
Servicing Fee	(885,430.56)
Transfer to Collection Account	-
Available Funds	37,764,739.93

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	258,334.53
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	9,594,439.03
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,409,369.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	497,775.46

Total Distributions of Available Funds	37,764,739.93

Servicing Fee	885,430.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 06/15/21	1,017,673,561.25
Principal Paid	36,963,808.94
Note Balance @ 07/15/21	980,709,752.31

Class A-1
Note Balance @ 06/15/21	136,973,561.25
Principal Paid	36,963,808.94
Note Balance @ 07/15/21	100,009,752.31
Note Factor @ 07/15/21	55.4070650%

Class A-2
Note Balance @ 06/15/21	368,090,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	368,090,000.00
Note Factor @ 07/15/21	100.0000000%

Class A-3
Note Balance @ 06/15/21	368,080,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	368,080,000.00
Note Factor @ 07/15/21	100.0000000%

Class A-4
Note Balance @ 06/15/21	96,650,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	96,650,000.00
Note Factor @ 07/15/21	100.0000000%

Class B
Note Balance @ 06/15/21	31,920,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	31,920,000.00
Note Factor @ 07/15/21	100.0000000%

Class C
Note Balance @ 06/15/21	15,960,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	15,960,000.00
Note Factor @ 07/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	303,155.53
Total Principal Paid	36,963,808.94
Total Paid	37,266,964.47

Class A-1
Coupon	0.11025%
Interest Paid	12,584.45
Principal Paid	36,963,808.94
Total Paid to A-1 Holders	36,976,393.39

Class A-2
Coupon	0.20000%
Interest Paid	61,348.33
Principal Paid	0.00
Total Paid to A-2 Holders	61,348.33

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2856724
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	34.8320853
Total Distribution Amount	35.1177577

A-1 Interest Distribution Amount	0.0697199
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	204.7856451
Total A-1 Distribution Amount	204.8553650

A-2 Interest Distribution Amount	0.1666667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1666667

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	259.56
Noteholders' Third Priority Principal Distributable Amount	431.77
Noteholders' Principal Distributable Amount	308.67

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/21	2,659,652.60
Investment Earnings	46.14
Investment Earnings Paid	(46.14)
Deposit/(Withdrawal)	-
Balance as of 07/15/21	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	4,272,353.92	$3,131,201.19	N/A
Number of Extensions	130	95	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.40%	0.28%	N/A